SCHEDULE OF FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Platform Operator, Crypto Asset [Line Items]
Cash		$ 365,145	$ 786,060
Total assets at fair value		365,145
Total assets at fair value	$ 443,583	424,200	991,866
Total assets at fair value	1,382,103	1,478,717	1,435,668
Total assets at fair value	1,825,686	1,902,917	2,427,534
Total assets at fair value			786,060
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Cash		365,145	786,060
Total assets at fair value		365,145
Total assets at fair value
Total assets at fair value
Total assets at fair value
Total assets at fair value			786,060
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Cash
Total assets at fair value
Total assets at fair value
Total assets at fair value
Total assets at fair value
Total assets at fair value
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Cash
Total assets at fair value
Total assets at fair value	443,583	424,200	991,866
Total assets at fair value	1,382,103	1,478,717	1,435,668
Total assets at fair value	1,825,686	1,902,917	2,427,534
Total assets at fair value